UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2018

Item #1. Reports to Stockholders.

INDEX	B Riley Diversified Equity Fund

Annual Report to Shareholders

B. RILEY DIVERSIFIED EQUITY FUND

For the Year Ended
December 31, 2018

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

B. Riley Diversified Equity Fund
2018 Performance Commentary
February 2019
Chuck Hastings, Co-Portfolio Manager; William Charters, Co-Portfolio Manager

The B. Riley Diversified Equity Fund’s (“the Fund”) Institutional Class Shares were down -22.62% net of expenses for the year ended December 31, 2018. This compared to the Russell 2000® Index, which was down -11.01%, and the S&P 500® Index, which was down -4.09%, for the same period.

The stock markets fell sharply during the fourth quarter of 2018 erasing the year’s positive returns and providing the worst year in the equity markets since the Great Recession. The year’s poor returns were driven by China tariff uncertainty and fears that the Federal Reserve would continue to increase interest rates as world growth slowed. However, we believe a backdrop of higher interest rates with moderate growth would allow our strategy to outperform the general market on a relative basis. Most of the Fund’s investments generate free cash flow and during increasing interest rate environments these value stocks often outperform growth stocks.

There were several disappointing stocks that drove the Fund’s poor performance vs the market in 2018. For example, Amyris (AMRS) was down over 58% as the company significantly missed earnings due to a considerable short fall of one of its product lines. HC2 Holdings, Inc. (HCHC) was down over 50% based on its more expensive than anticipated convertible debt deal that refinanced its maturing 2019 bonds. Limelight (LLNW) fell over 50% on poor earnings and now is trading cheaply relative to its expected growth. S&W Seed Company (SANW) fell over 40% despite beating the quarter on revenue and profitability as the market remains skeptical of the company’s new acquisition and turnaround efforts. Travel Centers of America (TA) was down slightly in 2018, despite selling its convenience stores and using those proceeds to get a greater than 1 for 1 debt reduction deal from its landlord, providing the company the financial flexibility to do well in 2019.

The Fund continues to deploy its long-term value investing approach to find mispriced securities. Market dislocations like the one experienced in 2018 are painful in the near term; however, they provide greater opportunity for stock picking in the future. On January 14, 2019, B. Riley FBR, Inc. repositioned its research platform to focus more on small and mid-cap stocks eliminating coverage on 70 larger cap names. We think this is a timely decision as the small and mid-cap stocks significantly underperformed larger cap stocks in 2018, potentially providing a more attractive value investing landscape for the Fund in future years.

Sincerely,

Chuck Hastings	William Charters, CFA
Co-Portfolio Manager	Co-Portfolio Manager

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2018 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	12/31/18	2/10/2014 to 12/31/2018*

B. Riley Diversified Equity Fund	(22.62%)	1.96%
Russell 2000® Index	(11.01%)	5.66%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

(The comparative index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.)

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	12/31/18	9/5/2014 to 12/31/2018*

B. Riley Diversified Equity Fund without the load	(23.07%)	1.84%
B. Riley Diversified Equity Fund with the load	(27.50%)	0.46%
Russell 2000® Index	(11.01%)	4.78%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

Total Return
Since Inception 8/20/2018 to 12/31/2018*

B. Riley Diversified Equity Fund	(27.30%)
Russell 2000® Index	(19.89%)

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

B. Riley Diversified Equity Fund
Portfolio Composition as of
December 31, 2018

Holdings by Sector/Asset Class	% of Net Assets

Common Stocks:
Consumer Discretionary	16.27%
Financials	14.04%
Industrial	10.97%
Internet Software & Services	10.81%
Health Care	9.22%
Real Estate	8.77%
Energy	7.81%
Communications Equipment	5.86%
Semiconductor	2.94%
Beverages	2.89%
Information Technology	2.81%
Aerospace & Defense	2.75%
Materials	2.53%
Agricultural Products	2.36%

100.03%

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

		Fair
	Shares	Value

COMMON STOCKS – 100.03%

AEROSPACE & DEFENSE – 2.75%
Arotech Corp.*	97,101	$254,405

AGRICULTURAL PRODUCTS – 2.36%
S&W Seed Company*	120,989	218,990

BEVERAGES – 2.89%
Primo Water Corp.*	19,120	267,871

COMMUNICATIONS EQUIPMENT – 5.86%
Lumentum Holdings Inc.*	6,441	270,586
ViaSat, Inc.*	4,618	272,231

		542,817

CONSUMER DISCRETIONARY – 16.27%
Brunswick Corp.	5,000	232,250
Carter’s, Inc.	3,108	253,675
Century Communities, Inc.*	15,439	266,477
Gentherm Inc.*	6,800	271,864
The Children’s Place	2,358	212,432
TravelCenters of America LLC*	72,013	270,769

		1,507,467

ENERGY – 7.81%
Amyris, Inc.*	75,532	252,277
Archrock, Inc.	32,928	246,631
Southwestern Energy Company*	65,859	224,579

		723,487

FINANCIALS – 14.04%
CNO Financial Group, Inc.	17,800	264,864
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,215	232,696
Preferred Bank	6,157	266,906
Seacoast Banking Corporation of Florida*	10,505	273,340
TheStreet Inc.*	129,210	262,296

		1,300,102

HEALTH CARE – 9.22%
Alimera Sciences Inc.*	336,000	241,282
Novavax, Inc.*	130,332	239,811

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS – continued
December 31, 2018

		Fair
	Shares	Value

Spectrum Pharmaceuticals, Inc.*	20,000	$175,000
Verastem Inc.*	58,900	197,904

		853,997

INDUSTRIAL – 10.97%
Granite Construction Inc.	5,867	236,323
HC2 Holdings Inc.*	90,408	238,677
Matthews International Corp.	6,645	269,920
Pointer Telocation Ltd.*	22,333	271,346

		1,016,266

INFORMATION TECHNOLOGY – 2.81%
Iteris Inc.*	69,755	260,186

INTERNET SOFTWARE & SERVICES – 10.81%
Limelight Networks, Inc.*	81,740	191,272
Telenav Inc.*	69,162	280,798
TiVo Corp.	28,475	267,950
TrueCar, Inc.*	28,874	261,598

		1,001,618

MATERIALS – 2.53%
Koppers Holdings, Inc.*	13,759	234,453

REAL ESTATE – 8.77%
Clipper Realty Inc.	20,691	270,431
Industrial Logistics Properties Trust	13,803	271,505
UMH Properties, Inc.	22,874	270,828

		812,764

SEMICONDUCTOR – 2.94%
Cohu, Inc.	16,925	271,985

TOTAL COMMON STOCKS – 100.03%		9,266,408

(Cost: $12,334,150)

NET INVESTMENTS IN SECURITIES – 100.03%
(Cost: $12,334,150)		9,266,408
Liabilities in excess of other assets – (0.03)%		(2,720)

NET ASSETS – 100.00%		$9,263,688

*Non-income producing

See Notes to Financial Statements.

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments at fair value (identified cost of $12,334,150) (Note 1)	$9,266,408
Receivable for investments sold	590,100
Receivable for capital stock sold	4,872
Dividends and interest receivable	5,809
Due from advisor	1,922
Prepaid expenses	13,959

TOTAL ASSETS	9,883,070

LIABILITIES
Payable to custodian (Note 6)	546,900
Payable for capital stock redeemed	63,446
Accrued 12b-1 fees	3,544
Accrued administration, accounting and transfer agent fees	3,290
Other accrued expenses	2,202

TOTAL LIABILITIES	619,382

NET ASSETS	$9,263,688

Net Assets Consist of:
Paid-in-capital	13,126,667
Distributable earnings (deficit)	(3,862,979)

Net Assets	$9,263,688

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Institutional Class Shares
Net Assets	$8,378,424
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,176,444
Net Asset Value, Offering and Redemption Price Per Share	$7.12

Class A Shares
Net Assets	$872,459
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	124,989
Net Asset Value, Offering and Redemption Price Per Share	$6.98

Maximum Offering Price Per Share*	$7.41

Class C Shares
Net Assets	$12,805
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,810
Net Asset Value, Offering and Redemption Price Per Share	$7.07

* Maximum Offering Price Per Share including sales charge of 5.25%

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2018

INVESTMENT INCOME
Dividends	$184,546
Interest	670

Total investment income	185,216

EXPENSES
Investment management fees (Note 2)	218,897
12B-1 and servicing fees (Note 2)
Class A	5,105
Class C	111
Recordkeeping and administrative services (Note 2)	30,000
Accounting fees (Note 2)	24,999
Custody fees	9,166
Transfer agent fees (Note 2)	24,084
Professional fees	49,746
Filing and registration fees	20,497
Trustee fees	6,001
Compliance fees	7,000
Shareholder reporting	16,051
Shareholder servicing (Note 2)
Institutional Class	9,061
Class A	5,105
Other	15,652

Total expenses	441,475
Fee waivers (Note 2)	(217,361)

Net expenses	224,114

Net investment income (loss)	(38,898)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,611,587
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(5,411,455)

Net realized and unrealized gain (loss) on investments	(2,799,868)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,838,766)

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Years ended December 31,

	2018	2017

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(38,898)	$(106,363)
Net realized gain (loss) on investments	2,611,587	697,169
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(5,411,455)	1,710,650

Increase (decrease) in net assets from operations	(2,838,766)	2,301,456

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(3,069,099)	–
Class A	(336,021)	–
Class C	(4,510)	–

Decrease in net assets from distributions	(3,409,630)	–

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	6,453,385	21,349,011
Class A	1,040,675	1,895,286
Class C	45,340	–
Distributions reinvested
Institutional Class	3,025,738	–
Class A	304,881	–
Class C	4,509	–
Shares redeemed
Institutional Class	(16,240,311)	(7,663,193)
Class A	(1,300,016)	(484,557)
Class C	(23,041)	–

Increase (decrease) in net assets from capital stock transactions	(6,688,840)	15,096,547

NET ASSETS
Increase (decrease) during year	(12,937,236)	17,398,003
Beginning of year	22,200,924	4,802,921

End of year	$9,263,688	$22,200,924

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class

						February 10,
						2014* through
	Years ended December 31,					December 31,

	2018	2017		2016	2015	2014

Net asset value, beginning of period	$14.12	$11.63		$9.82	$10.25	$10.00

Investment activities
Net investment income (loss)(1)	(0.03)	(0.09)		0.06	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments	(3.14)	2.58		1.82	(0.37)	0.29

Total from investment activities	(3.17)	2.49		1.88	(0.43)	0.25

Distributions
Net investment income	–	–		(0.07)	–	–
Net realized gain	(3.83)	–		–	–	–

Total distributions	(3.83)	–		(0.07)	–	–

Net asset value, end of period	$7.12	$14.12		$11.63	$9.82	$10.25

Total Return	(22.62% )	21.41%		19.17%	(4.20% )	2.50%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.45%	2.64%		6.20%	3.18%	3.20%	***
Expenses, net of fee waivers and reimbursements	1.25%	1.25%		1.25%	1.25%	1.25%	***
Net investment income (loss)	(0.23% )	(0.70%	)	0.59%	(0.52% )	(0.41%	)***
Portfolio turnover rate	185.77%	199.76%		201.69%	202.83%	191.14%	**
Net assets, end of period (000’s)	$8,378	$20,596		$4,771	$4,739	$9,377

(1) Per share amounts calculated using the average number of shares outstanding during the period.
* Inception date
** Not annualized
***Annualized

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

						September 5,
						2014* through
	Years ended December 31,					December 31,

	2018	2017		2016	2015	2014

Net asset value, beginning of period	$14.02	$11.58		$9.79	$10.24	$10.01

Investment activities
Net investment income (loss)(1)	(0.03)	(0.12)		0.03	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	(3.18)	2.56		1.81	(0.37)	0.25

Total from investment activities	(3.21)	2.44		1.84	(0.45)	0.23

Distributions
Net investment income	–	–		(0.05)	–	–
Net realized gain	(3.83)	–		–	–	–

Total distributions	(3.83)	–		(0.05)	–	–

Net asset value, end of period	$6.98	$14.02		$11.58	$9.79	$10.24

Total Return(2)	(23.07% )	21.07%		18.79%	(4.39% )	2.30%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.04%	3.13%		6.45%	3.43%	3.45%	***
Expenses, net of fee waivers and reimbursements	1.50%	1.50%		1.50%	1.50%	1.50%	***
Net investment income (loss)	(0.18% )	(0.91%	)	0.34%	(0.78% )	(0.66%	)***
Portfolio turnover rate	185.77%	199.76%		201.69%	202.83%	191.14%	**
Net assets, end of period (000’s)	$872	$1,605		$31	$28	$6

(1) Per share amounts calculated using the average number of shares outstanding during the period.
(2) Total return does not reflect applicable sales loads.
* Inception date
** Not annualized
***Annualized

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C

	Period August 20, 2018* to
	December 31, 2018

Net asset value, beginning of period	$14.96

Investment activities
Net investment income (loss)(1)	(0.04)
Net realized and unrealized gain (loss) on investments	(4.02)

Total from investment activities	(4.06)

Distributions
Net investment income	–
Net realized gain	(3.83)

Total distributions	(3.83)

Net asset value, end of period	$7.07

Total Return(2)	(27.30%	)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.99%	***
Expenses, net of fee waivers	2.25%	***
Net investment income (loss)	(0.80%	)***
Portfolio turnover rate	185.77%	**
Net assets, end of period (000’s)	$13

(1) Per share amounts calculated using the average number of shares outstanding during the period.
(2) Total return does not reflect applicable sales loads.
* Inception date
** Not annualized
***Annualized

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2018

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The B. Riley Diversified Equity Fund (the “Fund”) is a diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. Institutional Class shares of the Fund commenced operations on February 10, 2014, Class A shares commenced operations on September 5, 2014 and Class C shares commenced operations on August 20, 2018. The Fund currently offers Institutional Class, Investor Class, Class A and Class C shares. At December 31, 2018 there were no Investor Class shares outstanding.

The objective of the Fund is to seek to achieve capital appreciation.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2018

procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$9,266,408	$–	$–	$9,266,408

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2018

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the year ended December 31, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended December 31, 2018.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long-term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions taken for each of the open tax years (2015 – 2017) or expected to be taken in the Fund’s 2018 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2018

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended December 31, 2018, there were no such reclassifications.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board. As of December 31, 2018, there were no Investor Class shares outstanding.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement, B. Riley Asset Management, a division of B. Riley Capital Management, LLC (the “Advisor” or “B. Riley”), provides investment advisory services for an annual fee of 1.25% of average daily net assets.

The Advisor received, waived, and reimbursed expenses for the year ended December 31, 2018 as follows:

Management Fee	Management Fee	Expenses
Earned	Waived	Reimbursed

$218,897	$217,361	$–

In the interest of limiting the operating expenses of the Fund, B. Riley has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Advisor may not terminate this expense limitation agreement prior to April 30, 2020. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2018

the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of December 31, 2018 was $636,162 and expires as follows:

Recoverable Reimbursements and Expiration Dates

2019	2020	2021

$209,739	$209,062	$217,361

Subject to policies established by the Board, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. The Advisor typically executes the Fund’s portfolio transactions through its affiliated broker-dealer, B. Riley FBR, Inc., on an agency basis while principal trades on behalf of the Fund are executed solely through independent broker-dealers. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical information and, market and economic analysis provided by the broker or dealer to the Fund and the Advisor. The Advisor generally seeks favorable process and commission rates that are reasonable in relation to the benefits received. Under the 1940 Act, persons affiliated with an affiliate of the Advisor (such B. Riley FBR, Inc.) are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, B. Riley FBR, Inc. will not serve as dealer in connection with the Fund’s over-the-counter transactions. However, B. Riley FBR, Inc. may serve as broker in the Fund’s over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connection therewith such transactions will be executed on a fully disclosed basis through its clearing firm. For the year ended December 31, 2018, B. Riley FBR, Inc. received brokerage commissions of $74,323 and the total value of transactions generating brokerage commissions was $74,833,294.

The Fund’s Class A and Class C Shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act providing for the payment of distribution and service fees to the Distributor of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets attributable to its Class A Shares and up to 1.00% of its Class C Shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A and Class C Shares. For the year ended December 31, 2018, the following fees under the Plan were incurred:

Class	Type of Plan	Fees Incurred

Class A	12b-1	$5,105
Class C	12b-1	$ 111

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2018

The Fund has adopted a shareholder services plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders. For the year ended December 31, 2018, the following fees were incurred:

Class	Type of Plan	Fees Incurred

Institutional Class	Shareholder Servicing	$9,061
Class A	Shareholder Servicing	$5,105

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended December 31, 2018, FDCC received contingent deferred sales charge (“CDSC”) fees of $300 and underwriting commissions of $6,547 from the sale of Fund shares.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. Fees are paid monthly. For the year ended December 31, 2018, the following fees were earned:

Administration	Transfer Agent	Accounting

$30,000	$24,084	$24,999

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, PractusTM LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2018 were as follows:

Purchases	Sales

$32,240,753	$42,592,540

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2018

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the year ended December 31, 2018 and year ended December 31, 2017 were as follows:

	Years ended December 31,

	2018	2017

Distributions paid from:
Ordinary Income	$1,993,592	$–
Realized gains	1,416,038	–

As of December 31, 2018, and December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Year ended	Year ended
	December 31, 2018	December 31, 2017

Undistributed income (loss)	$–	$200,529
Accumulated net realized gain (loss)	–	175,472
Other accumulated losses	(3,166,709)	–
Unrealized appreciation (depreciation)	(696,270)	2,009,416

	$(3,862,979)	$2,385,417

As of December 31, 2018, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Total Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

$12,433,117	$268,090	$(3,434,799)	$(3,166,709)

For tax purposes the Fund had a $696,270 post October capital loss. This loss will be recognized on the first business day of the Fund’s fiscal year, January 1, 2019.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
December 31, 2018

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Year ended December 31, 2018

	Institutional Class	Class A	Class C
	Shares	Shares	Shares

Shares sold	438,591	72,418	3,182
Shares reinvested	422,000	43,368	633
Shares redeemed	(1,142,798)	(105,266)	(2,005)

Net increase (decrease)	(282,207)	10,520	1,810

Year ended December 31, 2017

	Institutional Class	Class A
	Shares	Shares

Shares sold	1,612,687	147,234
Shares redeemed	(564,496)	(35,482)

Net increase (decrease)	1,048,191	111,752

NOTE 6 – ADVANCES

The Fund has entered into the custody agreement with UMB Bank N.A (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the year ended December 31, 2018, the Fund had an outstanding average daily balance of $90,584 a weighted average interest rate of 3.29%, and paid $2,980 in interest. The maximum amount outstanding during the year ended December 31, 2018 was $8,881,667. At December 31, 2018 the Fund had Advances outstanding of $546,900 which is included in “Payable to custodian” in the Statement of Assets and Liabilities.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, if any, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the World Funds Trust
and the shareholders of B. Riley Diversified Equity Fund
Richmond, Virginia

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the B. Riley Diversified Equity Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, and for the period February 10, 2014 (commencement of operations) to December 31, 2014, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period February 10, 2014 (commencement of operations) to December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania	TAIT, WELLER & BAKER LLP
March 1, 2019

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES
NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (63) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013	55	None
Mary Lou H. Ivey (61) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	55	None
Theo H. Pitt, Jr. (82) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	55	Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David A Bogaert (55) President and Principal Executive Officer	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Karen M. Shupe (54) Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
Ann T. MacDonald (64) Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
John H. Lively (50) Secretary	Indefinite, Since November 2013	Attorney, PractusTM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.	N/A	N/A
Tina H. Bloom (50) Assistant Secretary	Indefinite, Since November 2018	Attorney, PractusTM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2011–2017.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Bo James Howell (37) Assistant Secretary	Indefinite, Since November 2018	Attorney, PractusTM LLP, (law firm), May 2018 to present; Founder, CCO Technology, June 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2012 –2018.	N/A	N/A
Holly B. Giangiulio (55) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters (50) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

B. RILEY DIVERSIFIED EQUITY FUND
FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2018, and held for the period ended December 31, 2018.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

B. RILEY DIVERSIFIED EQUITY FUND – continued
FUND EXPENSES

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value*	Ending Account Value (12/31/18)	Annualized Expense Ratio	Expenses Paid During Period Ended** (12/31/18)
Institutional Class Actual	$1,000.00	$ 754.50	1.25%	$5.53
Institutional Class Hypothetical***	$1,000.00	$1,018.75	1.25%	$6.36
Class A Actual	$1,000.00	$ 769.30	1.50%	$6.69
Class A Hypothetical***	$1,000.00	$1,017.50	1.50%	$7.63
Class C Actual	$1,000.00	$ 727.00	2.25%	$7.08
Class C Hypothetical***	$1,000.00	$1,013.75	2.25%	$8.25

* Beginning account values are as follows:
Institutional Class	7/1/18
Class A	7/1/18
Class C	8/20/18

** Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by the number of days in the most recent fiscal half year, 184 for Institutional Class and Class A and 134 days for Class C, divided by 365 days in the current year.
*** 5% return before expenses

Investment Advisor:

B. Riley Asset Management, a division of
B. Riley Capital Management, LLC
11100 Santa Monica Blvd., Suite 800
Los Angeles, California 90025

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, PA 19102-2529

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:

PractusTM LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:

For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. toll-free at (800) 673-0550.

ITEM 2.                 CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.                 AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.                 PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,000 for 2018 and $17,000 for 2017.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2018 and $0 for 2017.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2018 and $3,000 for 2017. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2018 and $0 for 2017.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the B Riley Diversified Equity Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)                 NA

(c)                  0%

(d)                 NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2018 and $0 for 2017.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.                 AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                 SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                 PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                 PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.                EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert Principal Executive Officer

Date: March 11, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert Principal Executive Officer

Date: March 11, 2019

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Principal Financial Officer

Date: March 11, 2019

* Print the name and title of each signing officer under his or her signature.